PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 9: - PROPERTY, PLANT AND EQUIPMENT, NET

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance on January 1, 2024	$4,994	$2,219	$326	$14,032	$21,571
Additions	439	112	37	124	712
Deductions	(1)	(4)	(4)	(1,059)	(1,068)

Balance on December 31, 2024	5,432	2,327	359	13,097	21,215

Accumulated Depreciation:

Balance on January 1, 2024	4,282	1,814	203	12,817	19,116
Depreciation	284	247	18	164	713
Deductions	(1)	(4)	(3)	(410)	(418)

Balance on December 31, 2024	4,565	2,057	218	12,571	19,411

Depreciated cost on December 31, 2024	$867	$270	$141	$526	$1,804

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total

Cost:

Balance on January 1, 2023	$4,655	$2,040	$253	$13,866	$20,814
Additions	380	179	73	166	798
Deductions	(41)	-	-	-	(41)

Balance on December 31, 2023	4,994	2,219	326	14,032	21,571

Accumulated Depreciation:

Balance on January 1, 2023	3,998	1,553	189	12,575	18,315
Depreciation	325	261	14	242	842
Deductions	(41)	-	-	-	(41)

Balance on December 31, 2023	4,282	1,814	203	12,817	19,116

Depreciated cost on December 31, 2023	$712	$405	$123	$1,215	$2,455

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 were  approximately $713, $842 and $759, respectively.